CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - 12 months ended Dec. 31, 2013	USD ($)	CNY (¥)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Unrealized holding loss for available-for-sale securities, tax effects	$ 40,646	¥ 248,712